SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Assets Backed Financing Entities (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2019 CNY (¥)
Assets including amounts of the consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash		$ 10,207		¥ 427,546	[1]	¥ 2,257,537		¥ 71,056
Prepaid expenses and other assets		191,505		2,552,319	[1]			1,333,221
Loans at fair value		60,113		1,375,221	[1]			418,492
Held-to-maturity investments		952		329,597	[1]			6,627
Total assets		1,385,334		14,251,815	[1]			9,644,420
Liabilities:
Accounts payable		6,260		307,046	[1]			43,583
Payable to investors at fair value	[1]			626,207
Accrued expenses and other liabilities		335,940		2,193,576	[1]			2,338,745
Total liabilities		740,374		14,615,228	[1]			5,154,330
Net Revenue		1,237,724	¥ 8,616,784	11,244,114	[1]	11,534,808	[1]
Net (loss)/income		165,993	1,155,611	1,579,810	[1]	(188,074)	[1]
Net cash provided by operating activities		39,381	274,168	(3,959,094)		184,072
Net cash (used in) /provided by investing activities		159,442	1,110,001	3,297,648		(1,166,837)
Net cash used in financing activities		$ (165,144)	¥ (1,149,705)	(788,022)		2,642,695
ABFE
Consolidated Assets Backed Financing Entities:
VIE lack of recourse against the assets of the Company		No	No
Assets including amounts of the consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash		$ 6,296		392,758				43,833
Prepaid expenses and other assets		1,289		16,039				8,974
Loans at fair value		54,889		1,338,349				382,125
Held-to-maturity investments		952		29,597				6,627
Total assets		63,426		1,776,743				441,559
Liabilities:
Accounts payable		10		1,253				72
Payable to investors at fair value				626,207
Accrued expenses and other liabilities		1,060		10,595				7,378
Total liabilities		1,070		638,055				¥ 7,450
Net (loss)/income		5,993	¥ 41,723	260,568		(149,934)
Net cash provided by operating activities		19,370	134,848	208,621		61,965
Net cash (used in) /provided by investing activities		91,890	639,717	110,849		(112,184)
Net cash used in financing activities		$ (17,423)	¥ (121,296)	¥ (553,002)		¥ (969,213)

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.